Document and Entity Information	Dec. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	Live Ventures Incorporated
Entity Emerging Growth Company	false
Security12b Title	Common Stock, $0.001 par value per share
Trading Symbol	LIVE
Security Exchange Name	NASDAQ
Entity File Number	001-33937
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	85-0206668
Entity Address Address Line1	325 E. Warm Springs Road, Suite 102
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89119
City Area Code	702
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001045742